UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4757

Smith Barney Sector Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY SECTOR SERIES INC.

SMITH BARNEY TECHNOLOGY FUND

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY TECHNOLOGY FUND

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 100.0%
CONSUMER DISCRETIONARY - 3.5%
Internet & Catalog Retail - 1.2%
12,547	eBay Inc. (a)	$1,022,581

Specialty Retail - 2.3%
31,391	CDW Corp.	1,836,374

	TOTAL CONSUMER DISCRETIONARY	2,858,955

INDUSTRIALS - 4.5%
Commercial Services & Supplies - 4.5%
24,146	Automatic Data Processing, Inc.	1,049,868
33,621	DST Systems, Inc. (a)	1,629,946
22,518	First Data Corp.	917,383

	TOTAL INDUSTRIALS	3,597,197

INFORMATION TECHNOLOGY - 92.0%
Communications Equipment - 16.7%
203,236	Cisco Systems, Inc. (a)	3,666,378
73,857	Comverse Technology, Inc. (a)	1,650,704
61,498	Juniper Networks, Inc. (a)	1,545,445
153,220	Motorola, Inc.	2,411,683
144,473	Nokia Oyj, Sponsored ADR	2,207,547
52,868	QUALCOMM Inc.	1,968,804

		13,450,561

Computers & Peripherals - 28.4%
49,567	Apple Computer, Inc. (a)	3,811,702
99,212	Dell Inc. (a)	4,143,093
224,424	EMC Corp. (a)	2,939,954
123,755	Hewlett-Packard Co.	2,424,360
49,090	International Business Machines Corp.	4,585,988
34,800	Lexmark International, Inc. (a)	2,900,580
60,172	NVIDIA Corp. (a)	1,379,142
61,648	Western Digital Corp. (a)	663,949

		22,848,768

Electronic Equipment & Instruments - 1.4%
28,592	Flextronics International Ltd. (a)	404,577
17,424	Jabil Circuit, Inc. (a)	410,684
47,156	Sanmina-SCI Corp. (a)	291,424

		1,106,685

Internet Software & Services - 6.7%
98,804	Check Point Software Technologies Ltd. (a)	2,398,961
60,558	IAC/InterActiveCorp (a)	1,467,320
59,225	McAfee Inc. (a)	1,530,966

		5,397,247

IT Consulting & Services - 1.6%
49,533	Accenture Ltd., Class A Shares (a)	1,290,335

Semiconductor Equipment & Products - 14.5%
21,589	Altera Corp. (a)	414,509
83,214	Applied Materials, Inc. (a)	1,323,103
239,210	Intel Corp.	5,370,264
18,628	KLA-Tencor Corp. (a)	861,545

See Notes to Schedule of Investments.

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SMITH BARNEY TECHNOLOGY FUND

Schedule of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Semiconductor Equipment & Products - 14.5% (continued)
33,140	Linear Technology Corp.	$1,250,704
54,652	Microchip Technology Inc.	1,423,685
72,982	Taiwan Semiconductor Manufacturing Co. Ltd.	638,592
13,988	Xilinx, Inc.	408,310

		11,690,712

Software - 22.7%
90,391	Amdocs Ltd. (a)	2,689,132
91,308	BEA Systems, Inc. (a)	777,944
87,335	Computer Associates International, Inc.	2,374,639
207,022	Microsoft Corp.	5,440,538
263,751	Oracle Corp. (a)	3,631,851
132,465	VERITAS Software Corp. (a)	3,407,000

		18,321,104

	TOTAL INFORMATION TECHNOLOGY	74,105,412

	TOTAL COMMON STOCK (Cost - $73,466,117)	80,561,564

WARRANTS
WARRANTS (a) - 0.0%
COMMUNICATIONS - 0.0%
Telecommunications - 0.0%
1,620	Lucent Technologies Inc., Expires 12/10/07 (Cost - $0)	1,887

FACE AMOUNT
REPURCHASE AGREEMENT - 0.5%
$383,000	State Street Bank & Trust Co., dated 1/31/05, 2.30% due 2/1/05; Proceeds at maturity - $383,024; (Fully collateralized by Fannie Mae, 3.25% due 2/15/09; Market value - $391,600) (Cost - $383,000)	383,000

	TOTAL INVESTMENTS - 100.5% (Cost - $73,849,117*)	80,946,451
	Liabilities in Excess of Other Assets - (0.5)%	(378,006)

	TOTAL NET ASSETS - 100.0%	$80,568,445

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Technology Fund (“Fund”), a separate non-diversified investment fund of the Smith Barney Sector Series Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Fund Concentration. The Fund normally invests at least 80% of its assets in technology related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

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Notes to Schedule of Investments (unaudited) (continued)

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,433,601
Gross unrealized depreciation	(3,336,267)

Net unrealized appreciation	$7,097,334

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Sector Series Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 31, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	March 31, 2005